Consolidated Statements of Changes in Equity (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Issuance Expenses		₨ 30.8
Perpetual Securities [Member]
Perpetual securities issued	₨ 7,130.0	₨ 2,500.0
Perpetual securities issued, interest rate		11.50%
Perpetual securities issued, maturity	10 years	10 years
Bottom of range [member] | Perpetual Securities [Member]
Perpetual securities issued, interest rate	9.60%
Top of range [member] | Perpetual Securities [Member]
Perpetual securities issued, interest rate	10.50%